Financial Liabilities (Non-current and Current) - Summary of Non-current and Current Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial payables (medium/long-term):
Bonds	€ 18,119	€ 18,537
Bonds	20,334	21,126
Convertible Bonds	1,862	1,832
Amounts due to banks	3,798	5,461
Other financial payables	161	306
Non current financial liabilities	23,940	26,136
Finance lease liabilities (medium/long-term)	2,249	2,444
Short term of finance lease liabilities (medium/long term)	181	192
Other financial liabilities (medium/long-term):
Other liabilities	0	0
Other non current financial liabilities	1,919	1,889
Noncurrent financial liabilities	28,108	30,469
Other current financial liabilities	75	80
Financial payables (short-term):
Bonds	2,215	2,589
Convertible Bonds	6	6
Amounts due to banks	2,183	1,072
Other financial payables	96	117
Financial payables (short-term)	4,500	3,784
Finance lease liabilities (short-term)	181	192
Total Financial liabilities (Gross financial debt)	32,864	34,525
Other financial liabilities (short-term):
Other liabilities	0	0
Other current financial liabilities	75	80
Current financial liabilities	4,756	4,056
Financial liabilities directly associated with Discontinued operations/Non-currentassets held for sale	0	0
Total Financial liabilities (Gross financial debt)	32,864	34,525
Hedging derivatives relating to hedged items classified as current and non-currentassets/liabilities of a financial nature	30,327
Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Bonds	20,334	21,126
Convertible Bonds	1,868	1,838
Amounts due to banks	5,080	6,038
Other financial payables	175	319
Non current financial liabilities	27,457	29,321
Short term of financial payables (medium/long term)	3,517	3,185
Finance lease liabilities (medium/long-term)	2,430	2,636
Short term of finance lease liabilities (medium/long term)	181	192
Other financial liabilities (medium/long-term):
Other liabilities	0	0
Noncurrent financial liabilities	1,994	1,969
Other current financial liabilities	75	80
Financial payables (short-term):
Amounts due to banks	901	495
Financial payables (short-term)	82	104
Finance lease liabilities (short-term)	181	192
Financial payables current	983	599
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners	0	0
Total Financial liabilities (Gross financial debt)	32,864	34,525
Other financial liabilities (short-term):
Other current financial liabilities	75	80
Total Financial liabilities (Gross financial debt)	32,864	34,525
Total	31,087	31,776
Cash transaction [member] | Additional cash flow information required by IAS 7 [member] | Receipts or issues [member]
Financial payables (medium/long-term):
Bonds	2,250
Amounts due to banks	324
Non current financial liabilities	2,574
Finance lease liabilities (medium/long-term)	56
Other financial liabilities (medium/long-term):
Other liabilities	0
Financial payables (short-term):
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners	0
Total Financial liabilities (Gross financial debt)	2,630
Other financial liabilities (short-term):
Total Financial liabilities (Gross financial debt)	2,630
Total	2,630
Cash transaction [member] | Additional cash flow information required by IAS 7 [member] | Payments and refunds [member]
Financial payables (medium/long-term):
Bonds	(2,023)
Amounts due to banks	(1,145)
Other financial payables	(111)
Non current financial liabilities	(3,279)
Short term of financial payables (medium/long term)	(3,258)
Finance lease liabilities (medium/long-term)	(147)
Short term of finance lease liabilities (medium/long term)	(147)
Other financial liabilities (medium/long-term):
Other liabilities	0
Financial payables (short-term):
Finance lease liabilities (short-term)	(147)
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners	0
Total Financial liabilities (Gross financial debt)	(3,426)
Other financial liabilities (short-term):
Total Financial liabilities (Gross financial debt)	(3,426)
Total	(3,426)
Non cash transaction [member] | Additional cash flow information required by IAS 7 [member] | Exchange differences on translation [Member]
Financial payables (medium/long-term):
Bonds	(873)
Amounts due to banks	(219)
Other financial payables	(18)
Non current financial liabilities	(1,110)
Short term of financial payables (medium/long term)	(153)
Finance lease liabilities (medium/long-term)	(65)
Short term of finance lease liabilities (medium/long term)	(4)
Other financial liabilities (medium/long-term):
Other liabilities	0
Noncurrent financial liabilities	156
Other current financial liabilities	(4)
Financial payables (short-term):
Finance lease liabilities (short-term)	(4)
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners	0
Total Financial liabilities (Gross financial debt)	(1,019)
Other financial liabilities (short-term):
Other current financial liabilities	(4)
Total Financial liabilities (Gross financial debt)	(1,019)
Total	(209)
Non cash transaction [member] | Additional cash flow information required by IAS 7 [member] | Fair value adjustments [member]
Financial payables (medium/long-term):
Bonds	(107)
Non current financial liabilities	(107)
Short term of financial payables (medium/long term)	(25)
Other financial liabilities (medium/long-term):
Other liabilities	0
Noncurrent financial liabilities	(128)
Other current financial liabilities	(2)
Financial payables (short-term):
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners	0
Total Financial liabilities (Gross financial debt)	(235)
Other financial liabilities (short-term):
Other current financial liabilities	(2)
Total Financial liabilities (Gross financial debt)	(235)
Total	(52)
Non cash transaction [member] | Additional cash flow information required by IAS 7 [member] | Other changes [Member]
Financial payables (medium/long-term):
Bonds	(39)
Convertible Bonds	30
Amounts due to banks	82
Other financial payables	(15)
Non current financial liabilities	58
Short term of financial payables (medium/long term)	3,768
Finance lease liabilities (medium/long-term)	(50)
Short term of finance lease liabilities (medium/long term)	140
Other financial liabilities (medium/long-term):
Other liabilities	0
Noncurrent financial liabilities	(3)
Other current financial liabilities	1
Financial payables (short-term):
Amounts due to banks	406
Financial payables (short-term)	(22)
Finance lease liabilities (short-term)	140
Financial payables current	384
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners	0
Total Financial liabilities (Gross financial debt)	389
Other financial liabilities (short-term):
Other current financial liabilities	1
Total Financial liabilities (Gross financial debt)	389
Total	368
Hedging derivatives [member]
Other financial liabilities (medium/long-term):
Hedging derivatives relating to hedged items classified as non-currentassets/liabilities of a financial nature	1,914	1,876
Financial payables (short-term):
Financial liabilities directly associated with Discontinued operations/Non-currentassets held for sale	71	69
Other financial liabilities (short-term):
Hedging derivatives relating to hedged items classified as current assets/liabilities of a financial nature	71	69
Hedging derivatives [member] | Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Finance lease liabilities (medium/long-term)	1,985	1,945
Other financial liabilities (short-term):
Hedging derivatives relating to hedged items classified as current and non-currentassets/liabilities of a financial nature	1,755	2,682
Hedging derivatives [member] | Non cash transaction [member] | Additional cash flow information required by IAS 7 [member] | Exchange differences on translation [Member]
Financial payables (medium/long-term):
Finance lease liabilities (medium/long-term)	165
Other financial liabilities (short-term):
Hedging derivatives relating to hedged items classified as current and non-currentassets/liabilities of a financial nature	(768)
Hedging derivatives [member] | Non cash transaction [member] | Additional cash flow information required by IAS 7 [member] | Fair value adjustments [member]
Financial payables (medium/long-term):
Finance lease liabilities (medium/long-term)	(128)
Other financial liabilities (short-term):
Hedging derivatives relating to hedged items classified as current and non-currentassets/liabilities of a financial nature	(180)
Hedging derivatives [member] | Non cash transaction [member] | Additional cash flow information required by IAS 7 [member] | Other changes [Member]
Financial payables (medium/long-term):
Finance lease liabilities (medium/long-term)	3
Other financial liabilities (short-term):
Hedging derivatives relating to hedged items classified as current and non-currentassets/liabilities of a financial nature	21
Non- hedging derivatives [member]
Financial payables (medium/long-term):
Non-hedging derivatives	5	13
Other financial liabilities (medium/long-term):
Non-hedging derivatives	5	13
Other financial liabilities (short-term):
Non-hedging derivatives	4	11
Non hedging derivatives	4	11
Non- hedging derivatives [member] | Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Non-hedging derivatives	9	24
Other financial liabilities (medium/long-term):
Non-hedging derivatives	9	24
Other financial liabilities (short-term):
Non-hedging derivatives	22	67
Non hedging derivatives	22	€ 67
Non- hedging derivatives [member] | Non cash transaction [member] | Additional cash flow information required by IAS 7 [member] | Exchange differences on translation [Member]
Financial payables (medium/long-term):
Non-hedging derivatives	(9)
Other financial liabilities (medium/long-term):
Non-hedging derivatives	(9)
Other financial liabilities (short-term):
Non-hedging derivatives	(42)
Non hedging derivatives	(42)
Non- hedging derivatives [member] | Non cash transaction [member] | Additional cash flow information required by IAS 7 [member] | Fair value adjustments [member]
Other financial liabilities (short-term):
Non-hedging derivatives	(3)
Non hedging derivatives	(3)
Non- hedging derivatives [member] | Non cash transaction [member] | Additional cash flow information required by IAS 7 [member] | Other changes [Member]
Financial payables (medium/long-term):
Non-hedging derivatives	(6)
Other financial liabilities (medium/long-term):
Non-hedging derivatives	€ (6)